Commitments and Contingent Liabilities - Schedule of Contract Amounts Represent Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Credit enhancement under the Federal Home Loan Bank of Chicago Mortgage Partnership Finance Program	$ 15,877	$ 15,877	$ 15,877
Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract amounts represent credit risk	17,857	17,131	15,546
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract amounts represent credit risk	82,532	26,054	34,697
Unused Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract amounts represent credit risk	786	657
Home Equity
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract amounts represent credit risk	113,941	109,414	108,628
Credit Cards
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract amounts represent credit risk	22,711	22,751	28,541
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract amounts represent credit risk	$ 104,052	$ 54,840	$ 15,666